Fair Value Measurements - Summary Of Assets And Liabilities Measured At Fair Value (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 16, 2020	Jan. 23, 2020
Liabilities:
Warrant Liability	$ 61,019,868	$ 78,048,668	$ 57,117,434	$ 54,988,834
Fair Value, Recurring [Member]
Assets:
Marketable securities held in Trust Account	724,779,404	724,716,476
Liabilities:
Warrant Liability		78,048,668			$ 0
Public warrant
Liabilities:
Warrant Liability	41,538,000	53,130,000
Public warrant | Fair Value, Recurring [Member]
Liabilities:
Warrant Liability	41,538,000	53,130,000			0
Private placement warrant
Liabilities:
Warrant Liability	19,481,868	24,918,668
Private placement warrant | Fair Value, Recurring [Member]
Liabilities:
Warrant Liability	$ 19,481,868	$ 24,918,668			$ 0